Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of profit or loss
Revenues	$ 809,577	$ 674,089	$ 668,637
Net pool allocation			(4,264)
Voyage expenses and commissions	(19,430)	(21,883)	(23,772)
Vessel operating and supervision costs	(166,432)	(148,235)	(139,662)
Depreciation	(202,953)	(177,213)	(168,041)
Impairment loss	(153,669)	(28,627)	(162,149)
Loss on disposal of non-current assets	(1,100)	(572)
General and administrative expenses	(43,313)	(47,249)	(47,385)
Profit from operations	222,680	250,310	123,364
Financial costs	(166,955)	(165,281)	(190,481)
Financial income	142	726	5,318
(Loss)/gain on derivatives	22,680	(84,658)	(55,441)
Share of profit of associates	1,969	2,192	1,627
Total other expenses, net	(142,164)	(247,021)	(238,977)
(Loss)/profit for the year	80,516	3,289	(115,613)
Attributable to:
Owners of the Group	67,663	(44,948)	(100,661)
Non-controlling interests	$ 12,853	$ 48,237	$ (14,952)